Cover - shares	12 Months Ended
	Mar. 31, 2022	Jul. 21, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--03-31
Entity File Number	001-41386
Entity Registrant Name	OKYO Pharma Limited
Entity Central Index Key	0001849296
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Martello Court
Entity Address, Address Line Two	Admiral Park
Entity Address, City or Town	St. Peter Port
Entity Address, Country	GG
Entity Address, Postal Zip Code	GY1
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		1,374,415,468
Auditor Firm ID	1401
Auditor Name	Mazars LLP
Auditor Location	London, England
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	107 Cheapside
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 6DN
City Area Code	+44
Local Phone Number	20 7495 2379
Contact Personnel Name	Chief Financial Officer